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AXA Equitable Life Insurance Company ("AXA Equitable")

SUPPLEMENT DATED NOVEMBER 18, 2013 TO THE MAY 1, 2013 PROSPECTUS

..   INCENTIVE LIFE OPTIMIZER(R) II

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This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. As applicable to your policy, please note the following changes:

Effective immediately, we reserve the right to implement a limitation on the amounts that may be allocated and/or transferred to the guaranteed interest option ("policy guaranteed interest option limitation") and on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option ("Segment Maturity GIO Limitation"). Accordingly, please note the following changes:

IN RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS, UNDER "THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY," UNDER "POLICY "LAPSE" AND TERMINATION," THE SECOND PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If the guaranteed interest option limitation is in effect, we may limit you from allocating a portion of your payment to the guaranteed interest option as described elsewhere in this prospectus. Any such portion of the payment will be allocated to the variable investment options in proportion to any payment amounts for the variable investment options that you have specified with that payment. Otherwise, any such portion of the payment will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any such portion of the payment will be refunded to you except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option. If your policy account value is still insufficient to cover total monthly deductions, we will send a written notice that a new 61-day grace period has begun and request an additional payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

IN "RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS," UNDER "YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE," THE FOLLOWING SENTENCES ARE ADDED AFTER THE FIFTH SENTENCE IN THE FIRST PARAGRAPH:

If the policy guaranteed interest option limitation is in effect at the time you elect the "paid up" death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the "paid up" death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option.

IN "RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS," UNDER "INVESTMENT OPTIONS WITHIN YOUR POLICY," THE FOLLOWING NEW PARAGRAPH IS ADDED AFTER THE THIRD PARAGRAPH:

However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of any premium payment to the guaranteed interest option. Any portion of the premium payment in excess of the limitation amount will be allocated to the variable investment options in proportion to any premium payment amounts for the variable investment options that you have specified with that premium payment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any premium payment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the premium payment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on premium payments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

IN "RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS," UNDER "INVESTMENT OPTIONS WITHIN YOUR POLICY," UNDER "GUARANTEED INTEREST OPTION,"
THE SECOND PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Upon advance notification, AXA Equitable has the right to implement the policy guaranteed interest option limitation. If the policy guaranteed interest option limitation is in effect, AXA Equitable has the right to limit you from allocating more than a specified percentage of your premium to

                   EVM-22 (11/13)                                151173 (11/13)
                   IL Optimizer II - New Biz                            #619575

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the guaranteed interest option. We may also reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. Finally, we may limit you from allocating more than a specified percentage of any additional loan repayment to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. The specified percentage limitation on allocations of premium payments, additional loan repayments, and requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

If you elect the paid up death benefit guarantee, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. The policy guaranteed interest option limitation will not apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option. If you elect the Enhanced No Lapse Guarantee Rider at issue, and while it remains in effect, you are required to allocate all of your policy account value to any of the AXA Strategic Allocation investment options. Therefore, you may not allocate any amounts to the guaranteed interest option whether or not the guaranteed interest option limitation is in effect at that time. For more information on these restrictions, see "Paid up death benefit guarantee" and "Enhanced No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

IN "RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS," UNDER "RISKS OF INVESTING IN A POLICY AND THE "MARKET STABILIZER OPTION(R)," UNDER "MSO RISK FACTORS," THE FOLLOWING IS ADDED AS THE ELEVENTH BULLET:

Upon advance notification, AXA Equitable reserves the right to implement a Segment Maturity GIO Limitation.

IN "ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO), UNDER "DEFINITIONS," A NEW DEFINITION FOR "SEGMENT MATURITY GIO LIMITATION" IS ADDED AS FOLLOWS:

Segment Maturity GIO Limitation--A specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. AXA Equitable reserves the right to implement a specified percentage limitation on the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. The specified percentage limitation can be changed at any time, but it will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option.

IN "ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO), UNDER "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," UNDER "SEGMENT MATURITY," LETTER (C) IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

(c) the Segment Maturity Value transferred to the Unloaned GIO subject to any Segment Maturity GIO Limitation that we may impose.

IN "ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO), UNDER "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," UNDER "SEGMENT MATURITY," THE LAST PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

However, if we are not offering the MSO at that time, we will transfer the Segment Maturity Value to the investment options available under your policy per your instructions or to the EQ/Money Market investment option if no instructions are received. If the Segment Maturity GIO Limitation is in effect, then you may only allocate up to a specified percentage of your Segment Maturity Value to the guaranteed interest option. That limitation will never be less than 5% of your Segment Maturity Value. Any portion of the Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation will be allocated to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to any other available variable investment option. Please see "Right to Discontinue and Limit Amounts Allocated to the MSO" and "Segment Maturity GIO Limitation" for more information. Although under the policy we reserve the right to apply a transfer charge up to $25 for each transfer among your investment options, there will be no transfer charges for any of the transfers discussed in this section.

IN "ABOUT THE MARKET STABILIZER OPTION(R) (APPLICABLE ONLY IF ALLOCATING AMOUNTS TO THE MSO), UNDER "DESCRIPTION OF THE MARKET STABILIZER OPTION(R)," THE FOLLOWING IS ADDED AS A NEW PARAGRAPH BEFORE "RIGHT TO DISCONTINUE AND LIMIT AMOUNTS ALLOCATED TO THE MSO":

SEGMENT MATURITY GIO LIMITATION

Upon advance notification, we reserve the right to limit the amount of your Segment Maturity Value that may be allocated to the guaranteed interest option. However, that limitation will never be less than 5% of your Segment Maturity Value. We will transfer any portion of your Segment Maturity Value that is allocated to the guaranteed interest option in excess of the Segment Maturity GIO Limitation to the EQ/Money Market variable investment option unless we receive your instructions prior to the Segment Maturity Date that the Segment Maturity Value should be allocated to the MSO Holding Account or to any other available variable investment option.

IN "DETERMINING YOUR POLICY'S VALUE," UNDER "YOUR POLICY ACCOUNT VALUE," UNDER "YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION," THE FIRST PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a

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terminal illness living benefit under the Living Benefits Rider," later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate. However, we reserve the right to limit the percentage of your premium that may be allocated to the guaranteed interest option, or to reject certain requests to transfer amounts to the unloaned portion of your guaranteed interest option as described in greater detail throughout this prospectus. We may also limit the percentage of any additional loan repayments that may be allocated to the guaranteed interest option after you have repaid any loaned amounts that were taken from the guaranteed interest option. See "Guaranteed interest option" under "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" earlier in this Prospectus for more information on such limitation amounts.

IN "TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS," UNDER "TRANSFERS YOU CAN MAKE," THE FIRST TWO SENTENCES IN THE FIRST PARAGRAPH ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING NEW SENTENCE:

After your policy's Allocation Date, you can transfer amounts from one investment option to another subject to certain restrictions discussed below.

IN "TRANSFERRING YOUR MONEY AMOUNT OUR INVESTMENT OPTIONS, UNDER "TRANSFERS YOU CAN MAKE,"" UNDER "RESTRICTIONS ON TRANSFERS INTO THE GUARANTEED INTEREST OPTION," THE FOLLOWING IS ADDED AS A NEW SECOND PARAGRAPH:

Notwithstanding the above, upon advance notification, AXA Equitable has the right to reject any transfer you request from the variable investment options to the unloaned portion of the guaranteed interest option if the transfer would result in the unloaned portion of the guaranteed interest option exceeding a specified percentage of the total unloaned policy account value. The specified percentage limitation on requested transfers to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

IN "ACCESSING YOUR MONEY," UNDER "BORROWING FROM YOUR POLICY," UNDER "PAYING OFF YOUR LOAN," THE FOLLOWING IS ADDED TO THE END OF THE SECOND PARAGRAPH:

However, if the policy guaranteed interest option limitation is in effect, we will limit you from allocating more than a specified percentage of each additional repayment to the guaranteed interest option. Any portion of the additional loan repayment in excess of the limitation amount will be allocated to the variable investment options in proportion to any loan repayment amounts for the variable investment options that you have specified with that loan repayment. Otherwise, the excess will be allocated in proportion to the premium allocation percentages for the variable investment options then in effect. If you have not specified any loan repayment amounts for the variable investment options and if there are no premium allocation percentages for any variable investment options then in effect, any portion of the additional loan repayment in excess of the limitation amount will be refunded to you (except for any minimum amount necessary to keep the policy from terminating, which will be allocated to the guaranteed interest option). The specified percentage limitation on additional loan repayments allocated to the guaranteed interest option can be changed at any time, but it will never be less than 5%.

IN "ACCESSING YOUR MONEY," UNDER "LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)," A FINAL BULLET IS ADDED AS FOLLOWS:

..   If the policy is on loan extension, the policy guaranteed interest option limitation will not apply.

IN "ACCESSING YOUR MONEY," UNDER "YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT UNDER THE LIVING BENEFITS RIDER," THE FIRST SENTENCE OF THE FOURTH PARAGRAPH IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option regardless of any policy guaranteed interest option limitation in effect.

IN "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS," UNDER "PAID UP DEATH BENEFIT GUARANTEE," UNDER "RESTRICTIONS ON ALLOCATIONS AND TRANSFERS," THE FOLLOWING NEW PARAGRAPH IS ADDED AS THE THIRD PARAGRAPH:

If the policy guaranteed interest option limitation is in effect at the time you elect the paid up death benefit guarantee, it will no longer apply while the paid up death benefit guarantee remains in effect. The limitation amounts applicable under the paid up death benefit guarantee may permit you to allocate different amounts into the guaranteed interest option.

IN "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS, " UNDER "OTHER BENEFITS YOU CAN ADD BY RIDER," UNDER "ENHANCED NO LAPSE GUARANTEE RIDER," THE FOLLOWING SENTENCE IS ADDED TO THE END OF THE FIRST PARAGRAPH:

If the Enhanced No Lapse Guarantee Rider is in effect, you may not allocate or transfer any amounts to the guaranteed interest option even if the guaranteed interest option limitation would otherwise allow you to allocate amounts up to a specific percentage.

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

              Copyright 2013 AXA Equitable Life Insurance Company
                             All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

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